Summary of significant accounting policies (Details Narrative) £ in Millions	1 Months Ended		12 Months Ended
	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Nov. 23, 2024	Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Revenues			$ 48,500,000		$ 46,500,000
Net loss			46,236,851		50,715,696
Cash and cash equivalents			478,983		800,735
Stockholders' deficit			6,962,613		68,770,018		$ 22,568,663
Working capital deficiency			426,330
Cash used in operating activities			36,983,400		34,679,455
Line of credit			30,000,000.0
Gross proceeds			4,000,000.0
Additional proceeds	$ 1,400,000	$ 1,400,000
Proceeds from warrant exercised			900,000
Proceeds from other equity | £				£ 1.0
Proceeds from issuance of common stock			5,300,000
Restricted cash					$ 31,936
Cash feld description			15	15	15
Marketing and commissions costs			$ 49,124,526		$ 52,918,949
Conversion of convertible securities			73,538,537		21,178,928
ARGENTINA
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents			$ 35,878		$ 49,740
Inflation rate percentage			953.25%	953.25%	1213.56%
Foreign currency exchange rate depreciation percentage			32.00%	32.00%
UNITED STATES
Restructuring Cost and Reserve [Line Items]
Foreign currency exchange rate					272
Redcloud Technologies Limited [Member]
Restructuring Cost and Reserve [Line Items]
Acquired capital percentage						100.00%